CONCENTRATIONS OF RISKS (Tables)	6 Months Ended
Jun. 30, 2026
Major Customers [Member]
SCHEDULE OF CONCENTRATION

	Six months ended June 30,
	2025	2026
Customer A	25%	23%

As of December 31, 2025 and June 30, 2026, accounts receivable due from these customers which accounted for more than 10% of the total consolidated accounts receivable, respectively are presented as follows:

	As of
	December 31, 2025	June 30, 2026
Customer A	32%	33%

Major Vendors [Member]
SCHEDULE OF CONCENTRATION

	Six months ended June 30,
	2025	2026
Vendor A, related party	39%	40%
Vendor B, related party	31%	29%
Vendor C, related party	5%	11%
Vendor D, related party	10%	9%

As of December 31, 2025 and June 30, 2026, accounts payable due to these vendors which accounted for more than 10% of the total consolidated accounts payable, respectively are presented as follows:

	As of
	December 31, 2025	June 30, 2026
Vendor A, related party	6%	9%
Vendor B, related party	40%	36%
Vendor C, related party	15%	18%
Vendor D, related party	21%	20%